Income Taxes - Schedule of income tax contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Uncertainties [Abstract]
Beginning balance	$ 2,783	$ 2,753
Increases (decreases) related to tax positions taken during prior year	87	18
Increases related to tax positions taken during current year	24	12
Ending balance	$ 2,720	$ 2,783